Short-Term Investments (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Short-Term Investments [Abstract]
Short-term investments	$ 261,824,029		¥ 1,783,257,278	¥ 2,062,818,597
Fair value of unrealized investment loss	26,470,199	¥ 180,285,879
Fair value of realized investment loss	$ 26,470,199	¥ 180,285,879